Equity (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Summary of Stock Options Granted	A summary of the status of stock options granted under the 1991 Plan as of December 31, 2020, 2019 and 2018 and the changes during the year ended on those dates is presented below:

	2020		2019		2018
	Number of Shares Underlying Options	Weighted Average Exercise Price	Number of Shares Underlying Options	Weighted Average Exercise Price	Number of Shares Underlying Options	Weighted Average Exercise Price
Outstanding at beginning of year	708,400	$30.90	1,103,242	$28.74	1,313,155	$29.51
Expired	(152,245)	32.78	(394,842)	24.85	(209,913)	33.56

Outstanding at end of year (1)	556,155	30.39	708,400	30.90	1,103,242	28.74

Exercisable at end of year (1)	556,155	$30.39	708,400	$30.90	1,103,242	$28.74

(1)	Options outstanding and exercisable at December 31, 2020 had no intrinsic value.

Additional Information about Stock Options Outstanding
The following table summarizes additional information about stock options outstanding at December 31, 2020:

	Options Outstanding and Exercisable
	Number of Shares Underlying Options	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price
$20.49 to $25.41	53,934	1.02	$25.41
$25.42 to $30.59	277,177	1.09	30.59
$30.60 to $32.78	225,044	0.10	31.33

Total	556,155	0.68	$30.39

Assumptions used to Value Performance-Vested Restricted Stock Awards	The assumptions used to value the PVRSUs include historical volatility and risk-free interest rates over a time period commensurate with the remaining term prior to vesting, as follows:

	2020	2019	2018
Valuation assumptions:
Expected volatility	69.8%	59.6%	61.8%
Risk-free interest rate	1.40%	2.50%	2.31%

Summary of Restricted Share Awards
A summary of the RSUs awarded for each of the years ended December 31, 2020, 2019 and 2018 is as follows:

	2020	2019	2018
TVRSU
Units awarded	5,559,678	4,639,119	3,578,212
Weighted-average share price at award date	$0.82	$3.02	$4.71
Weighted-average vesting period (years)	3.0	3.0	3.0
PVRSU
Units awarded	2,696,774	1,623,399	2,733,906
Weighted-average share price at award date	$0.91	$3.13	$4.55
Three-year performance period ended December 31	2022	2021	2020
Weighted-average award date fair value	$1.14	$3.61	$2.96

Summary of Status of Non-Vested Restricted Shares
A summary of the status of
non-vested
RSUs at December 31, 2020 and changes during the year ended December 31, 2020 is presented below:

	TVRSUs Outstanding	Weighted Average Award-Date Fair Value	PVRSUs Outstanding (1)	Weighted Average Award-Date Fair Value
Non-vested RSUs at January 1, 2020	6,329,029	$3.89	4,854,352	$3.56
Awarded	5,559,678	0.82	2,696,774	1.14
Vested	(2,924,900)	4.24	(1,063,242)	4.37
Forfeited	(6,601,307)	1.19	(3,324,771)	1.67

Non-vested RSUs at December 31, 2020	2,362,500	$3.43	3,163,113	$3.22

(1)
For awards granted prior to 2019, the number of PVRSUs shown equals the units that would vest if the “maximum” level of performance is achieved. The minimum number of units is zero and the “target” level of performance is 50 percent of the amounts shown. For awards granted during 2020 and 2019, the number of PVRSUs shown equals the units that would vest if the “target” level of performance is achieved. The minimum number of units is zero and the “maximum” level of performance is 200 percent of the amounts shown.

A summary of the status of
non-vested
RSUs at December 31, 2020 and changes during the year ended December 31, 2020 is presented below:

	Number of Awards	Weighted Average Award-Date Fair Value
Non-vested Liability-Classified Award at January 1, 2020	—	$—
Awarded	3,619,000	0.77
Vested (1)	(2,401,362)	0.77
Forfeited	(1,217,638)	0.77

Non-vested Liability-Classified Awards at December 31, 2020	—	$—

(1)
As of December 31, 2020, approximately 91,362 awards are still outstanding and fully vested. The remaining balance of the vested awards were cancelled and replaced as part of the 2020 Other Cash Award Plan.